Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Schedule of stock options activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	415,510	$14,62	2.69	$3
Granted	-	-
Exercised	(1,500)	6.00
Expired and forfeited	(17,400)	15.99

Outstanding at June 30, 2019	396,610	$14.59	2.20	$2

Vested and expected to vest at June 30, 2019	396,610	$14.59	2.20	$2

Exercisable at June 30, 2019	230,884	$12.92	1.78	$2

Schedule of stock options under 2013 share option plan
	Options outstanding at June 30, 2019			Options exercisable at June 30, 2019
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

6.00	750	6.00	0.06	750	6.00	0.06
11.12-14.52	251,708	11.87	1.72	195,133	11.88	1.63
18.90-19.85	144,152	19.39	3.05	35,001	18.90	2.64

	396,610			230,884

Schedule of RSUs activity
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	168,869	1.40	$1,253
Granted	263,220
Vested	(36,244)
Cancelled and forfeited	(10,800)

Outstanding at June 30, 2019	385,045	1.81	$3,169

Vested and expected to vest at June 30, 2019	385,045	1.81	$3,169

Schedule of departmental allocation of share-based compensation charge
	Six months ended June 30,
	2019*	2018*
	Unaudited

Cost of revenues	$95	$77
Research and development, net	357	411
Sales and marketing	330	462
General and administrative	183	392

	$965	$1,342